Impairment charges - Narrative (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
	Jul. 09, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges, net		$ 0	$ (1,033)
Impairment loss		0	1,134
Impairment loss of equity accounted unit		0	148
Investment in equity accounted units ('EAUs')
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss		0	119
Pacific Aluminum
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Contract termination notice period	14 months
Pacific Aluminum | Aluminium, Alumina and Bauxite
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Recoverable amount of asset or cash-generating unit		$ 273
Discount rate applied to cash flow projections		6.60%
Impairment loss		$ 0	489
Impairment loss			26
Pacific Aluminum | Aluminium, Alumina and Bauxite | Pre-tax
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss			36
ISAL | Aluminium, Alumina and Bauxite
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Recoverable amount of asset or cash-generating unit			$ 139
Discount rate applied to cash flow projections			6.60%
Impairment loss		0	$ 204
Impairment loss			204	$ 93
Reversal of impairment loss recognised in profit or loss			111
Diavik | Minerals
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss		$ 0	$ 441
Proportion of ownership interest in joint venture (as a percent)		40.00%